UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 450 Wireless Blvd. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:  10/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 72.60%
	AEROSPACE/DEFENSE - 3.40%
5,550	Boeing Co. (The)	$ 390,942
4,500	United Technologies Corp.	351,720
		742,662
	BANKS - 1.36%
900	Goldman Sachs Group, Inc. (The)	110,151
4,500	JPMorgan Chase & Co.	187,560
		297,711
	BEVERAGES - 3.38%
6,750	Molson Coors Brewing Co.	291,195
6,475	PepsiCo, Inc.	448,329
		739,524
	CHEMICALS - 1.96%
4,970	Monsanto Co.	427,768

	COMPUTERS - 8.39%
1,280	Apple, Inc.	761,728
16,600	EMC Corp/MA *	405,372
3,430	International Business Machines Corp.	667,238
		1,834,338
	COSMETICS/PERSONAL CARE - 1.68%
5,300	Procter & Gamble Co. (The)	366,972

	DIVERSIFIED FINANCIAL SERVICES - 3.14%
4,950	Visa Inc. - Cl. A	686,862

	FOREST PRODUCTS & PAPER - 1.43%
8,750	International Paper Co.	313,513

	HOUSEHOLD PRODUCTS/WARES - 1.87%
6,900	Tupperware Brands Corp.	407,790

	INTERNET - 4.52%
2,000	Amazon.com, Inc. *	465,640
770	Google, Inc. - Cl. A *	523,423
		989,063
	MACHINERY-CONSTRUCTION & MINING - 1.99%
5,130	Caterpillar, Inc.	435,075

	MACHINERY-DIVERSIFIED - 2.07%
5,300	Deere & Co.	452,832

	OIL & GAS - 5.81%
4,125	Apache Corp.	341,344
6,050	Exxon Mobil Corp.	551,578
7,500	Total SA	378,000
		1,270,922
	OIL & GAS SERVICES - 1.05%
3,100	National Oilwell Varco, Inc.	228,470

	PHARMACEUTICALS - 9.47%
8,750	Abbott Laboratories	573,300
11,275	Express Scripts Holding Co. *	693,864
10,950	Merck & Co., Inc.	499,649
5,000	Novartis AG	302,300
		2,069,113
	RETAIL - 6.45%
10,150	CVS Caremark Corp.	470,960
7,800	Dollar Tree, Inc. *	310,986
4,800	McDonald's Corp.	416,640
3,000	Yum! Brands, Inc.	210,330
		1,408,916
	SEMICONDUCTORS - 2.28%
12,250	Intel Corp.	264,906
4,000	QUALCOMM, Inc.	234,300
		499,206
	SOFTWARE - 2.38%
9,000	Adobe Systems, Inc. *	306,000
3,450	Citrix Systems, Inc. *	213,244
		519,244
	TELECOMMUNICATIONS - 7.99%
14,100	AT&T, Inc.	487,719
21,200	Cisco Systems, Inc.	363,368
7,000	Crown Castle International Corp. *	467,250
9,600	Verizon Communications, Inc.	428,544
		1,746,881
	TRANSPORTATION - 1.98%
21,100	CSX Corp.	431,917

	TOTAL COMMON STOCK (Cost - $13,208,207)	15,868,779

	EXCHANGE TRADED FUNDS AND NOTES - 21.46%
	COMMODITY - 11.48%
3,800	ETFS Physical Palladium Shares * ++	226,670
1,500	ETFS Platinum Trust * ++	231,675
4,700	iPath Dow Jones-UBS Agriculture Subindex Total Return ETN * ++	280,136
3,000	iPath Dow Jones-UBS Copper Subindex Total Return ETN * ++	133,500
14,500	iShares Silver Trust * ++	453,415
5,000	PowerShares DB Agriculture Fund * ++	144,650
10,000	PowerShares DB Base Metals Fund * ++	178,900
8,000	PowerShares DB Energy Fund * ++	218,880
2,850	SPDR Gold Shares * ++	475,551
3,000	United States Gasoline Fund LP * ++	164,760
		2,508,137
	DEBT - 3.17%
2,250	iShares Barclays 1-3 Year Credit Bond Fund	238,050
6,000	SPDR Barclays Capital High Yield Bond ETF	241,980
7,000	SPDR Barclays Short Term High Yield Bond ETF	213,360
		693,390

	EQUITY - 6.81%
7,900	iShares Russell 2000 Index Fund ++	641,796
6,000	SPDR S&P 500 ETF ++	847,080
		1,488,876

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,537,987)	4,690,403
Contracts ***
	PURCHASED OPTIONS - 0.61%
770	SPDR S&P 500 ETF Trust, November 2012, Put @ $140 (Cost $114,918) ++	132,440
Shares
	SHORT-TERM INVESTMENTS - 5.35%
1,170,542	HighMark Diversified Money Market Fund to yield 0.02% **(Cost $1,170,542)	1,170,542

	TOTAL INVESTMENTS - 100.02% (Cost - $19,031,654) (a)	$ 21,862,164
	OTHER LIABILITIES LESS ASSETS - (0.02)%	(4,610)
	TOTAL NET ASSETS - 100.0%	$ 21,857,554

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:		$ 3,225,348
Unrealized Depreciation:		(394,838)
Net Unrealized Appreciation:		$ 2,830,510

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.
*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
++ All or a portion of this investment is a holding of the GMG Fund Limited.
ADR - American Depositary Receipt

Schedule of Options Written
Number of Contracts***	Security, Expiration Date, Exercise Price	Value
44	iShares Russell 2000 Index, November 2012, Call @ $86 ++	$ 308
60	SPDR S&P 500 ETF Trust, November 2012, Call @ $147 ++	1,140
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $9,937)	1,448

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,868,779	$ -	$ -	$ 15,868,779
Exchange Traded Funds and Notes	4,690,403	-	-	4,690,403
Purchased Options	132,440	-	-	132,440
Short-Term Investments	1,170,542	-	-	1,170,542
Total	$ 21,862,164	$ -	$ -	$ 21,862,164
Liabilities
Written Options	$ 1,448	$ -	$ -	$ 1,448
Total	$ 1,448	$ -	$ -	$ 1,448

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.   It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – GMG Defensive Beta Fund ("GMG") with GMG Fund Limited ("GMG-CFC") – The Consolidated Portfolio of Investments includes the accounts of GMG-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

GMG may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the GMG's investment objectives and policies.

GMG-CFC utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate GMG's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, GMG may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the GMGF Prospectus.

A summary of GMG's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2012	% of Fund Net Assets at October 31, 2012
GMG-CFC	1/7/10	$3,851,699	17.62%

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/24/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/24/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/24/2012